Movement in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Allowance for Doubtful Accounts
Balance as of January 1	$ 7,062	43,814	5,768	5,806
Amounts (credited against) charged to expenses	8,068	50,063	38,046	(38)
Balance as of December 31	$ 15,130	93,877	43,814	5,768